INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.                     INTANGIBLE ASSETS

Intangibles assets consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

Customer relationships	—	31,200	4,957
Less: accumulated amortization	—	(1,533)	(243)

Customer relationships, net	—	29,667	4,714

Dealership agreements	—	105,400	16,746

Intangible assets, net	—	135,067	21,460

The customer relationship intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives over 10 years. The dealership agreement intangible assets have been assigned an indefinite useful life, and therefore are not amortized.  The Company tests dealership agreements for impairment annually or more frequently if events or circumstances indicate possible impairment. Amortization expenses were approximately RMB1,533 (US$243) for the year ended December 31, 2011.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	2012	2013	2014	2015	2016
	RMB	RMB	RMB	RMB	RMB
Customer relationships	3,120	3,120	3,120	3,120	3,120

Management is of the opinion that no provision for impairment of dealership agreements assets is required as at the balance sheet date.